Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Summary of accounts receivable, net

	As of December 31,
	2021	2022
	US$	US$
Accounts receivable, gross	34,345	13,955
Less: allowance for doubtful accounts	(1,644)	(1,783)
Total accounts receivable, net	32,701	12,172